UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  0221

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

July 31, 2016

HIM-QTLY-0916
1.804870.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	661,722
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,143,900
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,103,320

TOTAL ALABAMA		2,908,942

Alaska - 0.4%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	1,400,000	1,715,742
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,600,000	3,131,544

TOTAL ALASKA		4,847,286

Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,092,060
5.25% 10/1/20 (FSA Insured)	1,600,000	1,815,344
5.25% 10/1/21 (FSA Insured)	850,000	962,974
5.25% 10/1/26 (FSA Insured)	500,000	563,785
5.25% 10/1/28 (FSA Insured)	1,600,000	1,803,040
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,450,351
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,359,696
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	446,240
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	794,430
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,086,420
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,342,747
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	607,785
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	121,372
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,295,980
5.25% 12/1/22	1,500,000	1,785,420
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	232,581

TOTAL ARIZONA		18,760,225

California - 10.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,812,384
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	5,116,932
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,076
5% 11/1/24	2,400,000	2,533,176
5.25% 12/1/33	20,000	20,066
5.25% 4/1/35	2,200,000	2,670,096
5.25% 3/1/38	3,900,000	4,175,379
5.25% 11/1/40	700,000	818,545
5.5% 8/1/27	2,100,000	2,305,023
5.5% 8/1/29	2,800,000	3,072,188
5.5% 8/1/30	2,000,000	2,193,160
5.5% 3/1/40	1,000,000	1,152,040
5.6% 3/1/36	400,000	464,660
6% 3/1/33	4,250,000	5,001,528
6% 4/1/38	5,300,000	6,022,655
6% 11/1/39	11,700,000	13,619,970
6.5% 4/1/33	3,850,000	4,438,781
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,275,240
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	28,162
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,550,505
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,951,904
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,684,672
5% 11/1/21	1,760,000	1,848,845
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,024,040
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,943,933
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	3,190,000	3,851,478
Series 2012 G, 5% 11/1/24	650,000	796,842
Series 2009 G1, 5.75% 10/1/30	600,000	691,092
Series 2009 I:
6.125% 11/1/29	400,000	468,640
6.375% 11/1/34	1,000,000	1,174,660
Series 2010 A, 5.75% 3/1/30	1,000,000	1,163,450
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	537,186
5% 5/15/29	1,250,000	1,540,425
5% 5/15/30	1,000,000	1,231,360
Long Beach Unified School District Series 2009:
5.5% 8/1/29	60,000	68,270
5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	940,000	1,077,090
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,736,819
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	890,000	1,013,728
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,110,000	1,269,696
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,121,250
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,040,190
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,924,650
Oakland Unified School District Alameda County:
Series 2009 A, 6.25% 8/1/18	1,815,000	2,004,976
Series 2015 A, 5% 8/1/29 (FSA Insured)	1,395,000	1,726,285
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	644,030
Series B, 0% 8/1/39	3,700,000	1,811,557
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,215,240
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	615,800
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,685,144
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,119,400
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,644,422
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	2,317,570
Series 2008 E:
0% 7/1/47 (a)	1,300,000	845,897
0% 7/1/49	4,600,000	1,575,408
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (b)	2,200,000	2,569,798
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,225,598
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	4,044,215
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	954,090
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,285
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	946,230
Univ. of California Revs.:
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	145,000	163,582
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	275,000	310,241
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	90,252
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,254,040
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,185,184
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	700,000	770,518
Series 2012, 5% 8/1/26	2,000,000	2,396,060

TOTAL CALIFORNIA		125,656,608

Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,146,864
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,268,660
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,160,780
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,417,620
Series 2010 C, 5.25% 9/1/25	1,000,000	1,124,560

TOTAL COLORADO		7,118,484

Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 B:
5% 5/15/21	10,000,000	11,730,600
5% 5/15/25	3,765,000	4,722,289
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	1,520,000	1,625,214
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (b)	2,795,000	2,835,835

TOTAL CONNECTICUT		20,913,938

Delaware - 0.5%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	5,000,000	5,914,950
District Of Columbia - 1.0%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,860,000	2,190,057
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	559,430
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,400,760
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	3,060,598
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,894,850
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2014 A, 5% 10/1/23 (b)	1,990,000	2,432,477

TOTAL DISTRICT OF COLUMBIA		12,538,172

Florida - 13.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	941,153
Broward County Arpt. Sys. Rev. Series A:
5% 10/1/28 (b)	500,000	605,870
5% 10/1/31 (b)	1,000,000	1,201,720
5% 10/1/32 (b)	400,000	479,240
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	4,400,000	5,290,032
Series 2015 A:
5% 7/1/24	325,000	406,526
5% 7/1/26	1,200,000	1,513,704
5% 7/1/27	1,000,000	1,252,080
Series 2015 B, 5% 7/1/24	815,000	1,019,443
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,649,535
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,151,060
Series 2012 A1, 5% 6/1/21	1,500,000	1,771,200
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,087,565
Duval County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/28	2,060,000	2,558,293
Series 2016 A:
5% 7/1/31	1,305,000	1,622,206
5% 7/1/33	1,340,000	1,652,314
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	800,000	836,632
Series A, 5.5% 6/1/38	400,000	437,056
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,172,860
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,205,350
Series 2015 C, 5% 10/1/40	1,000,000	1,178,420
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	442,428
5% 10/1/31	380,000	476,398
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	716,502
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	586,775
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/21 (b)	1,545,000	1,822,667
5% 10/1/22 (b)	1,000,000	1,200,010
5% 10/1/23 (b)	2,545,000	3,093,626
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	228,530
5% 6/1/24	275,000	337,175
5% 6/1/26	250,000	308,135
5% 6/1/46	425,000	492,622
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,304,620
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,021,669
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,319,847
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	906,246
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,225,780
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,204,570
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	723,534
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	1,050,000	1,211,259
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,718,565
5.5% 10/1/30	1,000,000	1,179,360
Series 2012 A:
5% 10/1/21 (b)	1,900,000	2,239,378
5% 10/1/22 (b)	1,000,000	1,196,110
5% 10/1/31 (b)	1,500,000	1,711,005
Series 2014 A:
5% 10/1/28 (b)	1,000,000	1,205,610
5% 10/1/36 (b)	3,100,000	3,616,522
5% 10/1/37	1,825,000	2,191,186
Series 2015 A, 5% 10/1/35 (b)	2,100,000	2,454,942
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	923,768
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	588,030
Series 2014 B, 5% 7/1/28	1,000,000	1,223,400
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,155,100
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	969,680
5% 5/1/29	4,075,000	5,007,116
Series 2015 B:
5% 5/1/27	4,650,000	5,789,250
5% 5/1/28	2,530,000	3,129,205
Series 2016 A, 5% 5/1/30	3,620,000	4,465,198
Series 2016 B, 5% 8/1/26	1,595,000	2,018,265
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	351,213
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,980,760
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	650,664
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,663,890
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,129,319
Series 2012 A, 5% 10/1/42	2,350,000	2,670,211
Series 2012 B, 5% 10/1/42	1,000,000	1,136,260
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,867,350
Series 2016 C, 5% 8/1/33	3,770,000	4,708,617
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/34 (b)	4,505,000	5,464,880
5% 10/1/35 (b)	4,745,000	5,732,435
5% 10/1/36 (b)	4,980,000	5,991,737
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	585,235
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,426,700
5% 8/1/25	800,000	1,021,624
Series 2015 D:
5% 8/1/28	680,000	848,436
5% 8/1/29	2,330,000	2,894,116
5% 8/1/30	2,405,000	2,976,139
5% 8/1/31	2,415,000	2,977,381
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,919,280
5% 10/1/29	1,000,000	1,261,340
5% 10/1/32	1,165,000	1,446,336
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,555,946
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,277,804
Series 2015 A:
4% 12/1/35	600,000	632,388
5% 12/1/40	300,000	346,722
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	492,529
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,244,550
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	422,103

TOTAL FLORIDA		156,112,307

Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,509,130
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,122,020
5% 11/1/28	1,000,000	1,255,970
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georga Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21 (c)	1,660,000	1,668,532
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,449,280
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,038,653
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,699,614
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,614,718
6.125% 9/1/40	1,605,000	1,822,510
Georgia Muni. Elec. Auth. Pwr. Rev. Series C, 5% 1/1/22	1,400,000	1,673,042
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,099,958
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,808,675
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	1,300,000	1,505,634
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	955,240
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,855,086
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,169,644

TOTAL GEORGIA		31,247,706

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (b)	5,370,000	6,309,750
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	1,200,000	1,459,692

TOTAL HAWAII		7,769,442

Idaho - 0.6%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26 (Pre-Refunded to 9/15/18 @ 100)	1,415,000	1,564,325
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,346,736
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	452,060
Series 2015 ID, 5.5% 12/1/26	1,540,000	2,023,683
5% 12/1/24	1,000,000	1,266,760

TOTAL IDAHO		6,653,564

Illinois - 17.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,288,599
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	935,610
Series 2008 C:
5.25% 12/1/23	360,000	344,970
5.25% 12/1/24	245,000	234,308
Series 2009:
4% 12/1/16	60,000	60,695
4% 12/1/16	175,000	176,253
Series 2010 F, 5% 12/1/20	195,000	186,077
Series 2011 A:
5% 12/1/41	1,355,000	1,240,421
5.25% 12/1/41	605,000	566,389
Series 2012 A, 5% 12/1/42	525,000	481,850
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,707,450
Series 2009 A, 5% 1/1/22	305,000	316,596
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,002
5% 1/1/35	1,650,000	1,677,506
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/28 (b)	4,200,000	4,965,408
Series 2016 A, 5% 1/1/28 (b)	2,000,000	2,424,420
Series 2016 B, 5% 1/1/46	1,275,000	1,511,423
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,405,000	1,427,340
Series 2011 C, 6.5% 1/1/41	2,335,000	2,808,234
Series 2012 A, 5% 1/1/22 (b)	1,140,000	1,336,901
Series 2013 D, 5% 1/1/27	2,200,000	2,631,794
Series 2015 A, 5% 1/1/25 (b)	905,000	1,115,784
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,787,450
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	677,675
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	409,834
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,146,430
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,020
Series 2010 A, 5.25% 11/15/33	3,250,000	3,580,200
Series 2012 C, 5% 11/15/24	1,700,000	1,983,288
Series 2016 A:
5% 11/15/27	1,560,000	1,913,246
5% 11/15/28	1,900,000	2,316,746
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,771,152
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,131,090
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,348,308
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,403,532
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,577,931
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,930,000	2,109,818
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,759,750
5.375% 5/15/30	1,110,000	1,269,363
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,064,662
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,745,610
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,681,604
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,208,427
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	373,926
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,245,211
Series 2008 A:
5.625% 1/1/37	5,115,000	5,397,348
6.25% 2/1/33 (AMBAC Insured)	150,000	161,535
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,528,157
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	94,721
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,385,116
Series 2010 A:
5.5% 8/15/24	545,000	609,953
5.75% 8/15/29	360,000	403,996
Series 2012 A:
5% 5/15/20	500,000	569,665
5% 5/15/23	300,000	353,580
Series 2012:
4% 9/1/32	1,315,000	1,357,238
5% 9/1/32	1,900,000	2,152,510
5% 9/1/38	2,300,000	2,560,544
5% 11/15/43	820,000	908,289
Series 2013:
5% 11/15/24	500,000	586,530
5% 11/15/27	100,000	114,763
5% 5/15/43	1,700,000	1,877,310
Series 2015 A:
5% 11/15/21	600,000	715,356
5% 11/15/45	455,000	535,094
Series 2015 C:
5% 8/15/35	1,035,000	1,216,518
5% 8/15/44	5,600,000	6,499,640
Series 2016 A:
5% 7/1/24	1,395,000	1,713,534
5% 7/1/31	510,000	619,808
5% 7/1/33	650,000	783,621
Series 2016 C:
5% 2/15/30 (d)	3,000,000	3,478,260
5% 2/15/41 (d)	690,000	781,570
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,071,970
5.5% 1/1/31	1,000,000	1,210,880
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	547,135
5% 1/1/23 (FSA Insured)	1,300,000	1,413,607
Series 2012 A, 5% 1/1/33	800,000	855,816
Series 2012:
5% 8/1/19	465,000	505,492
5% 8/1/21	400,000	445,484
5% 3/1/23	1,000,000	1,110,130
5% 8/1/23	700,000	794,353
5% 3/1/36	1,000,000	1,068,070
Series 2013 A, 5% 4/1/35	300,000	323,007
Series 2013:
5% 1/1/22	2,175,000	2,346,499
5.5% 7/1/25	685,000	787,469
Series 2014:
5% 2/1/22	1,000,000	1,118,880
5% 4/1/28	200,000	222,126
5% 5/1/32	500,000	546,210
5.25% 2/1/29	1,600,000	1,792,128
5.25% 2/1/30	1,100,000	1,229,008
Series 2016, 5% 6/1/25	1,515,000	1,738,281
5% 2/1/26	415,000	463,256
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,145,400
5.25% 5/15/32 (FSA Insured)	360,000	386,172
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	21,809,120
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	2,300,000	2,754,710
Series 2015 B, 5% 1/1/40	1,300,000	1,563,757
Series 2016 A, 5% 12/1/32	2,400,000	2,966,088
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,867,740
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	65,000	77,442
0% 12/1/17 (AMBAC Insured)	905,000	887,099
0% 12/1/17 (Escrowed to Maturity)	95,000	94,023
6.5% 1/1/20 (AMBAC Insured)	385,000	452,568
6.5% 1/1/20 (Escrowed to Maturity)	650,000	774,423
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	4,016,726
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	762,629
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,643,326
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	671,824
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,477,531
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	814,530
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,503,951
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	496,519
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,856,535
0% 6/15/44 (FSA Insured)	4,700,000	1,575,910
0% 6/15/45 (FSA Insured)	2,600,000	835,874
0% 6/15/47 (FSA Insured)	2,040,000	593,558
Series 2012 B, 0% 12/15/51	2,900,000	618,251
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,072,113
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,378,991
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,053,640
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	425,000	445,281
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,491,344
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,331,579
Series 2010 A:
5% 4/1/25	1,000,000	1,120,030
5.25% 4/1/30	1,000,000	1,127,750
Series 2013:
6% 10/1/42	900,000	1,083,726
6.25% 10/1/38	900,000	1,106,073
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	825,000	822,971
0% 11/1/19 (Escrowed to Maturity)	790,000	764,839
0% 11/1/19 (FSA Insured)	5,085,000	4,861,514

TOTAL ILLINOIS		212,307,317

Indiana - 2.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,118,970
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,226,660
Series 2012:
5% 3/1/30	675,000	767,232
5% 3/1/41	1,290,000	1,433,474
Series 2015 A, 5.25% 2/1/32	1,040,000	1,304,326
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	485,236
Series 2015 A:
5% 10/1/28	1,000,000	1,252,190
5% 10/1/45	4,340,000	5,122,328
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	993,900
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/34 (b)	1,000,000	1,100,480
5% 1/1/21 (b)	810,000	938,822
5% 1/1/22 (b)	1,590,000	1,882,719
5% 1/1/23 (b)	540,000	651,078
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,660
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,225,314
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28 (Pre-Refunded to 7/1/19 @ 100)	660,000	743,266
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,087,769

TOTAL INDIANA		25,345,424

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	1,200,000	1,377,852
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,174,170
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	800,618
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,320,052
Series 2016 A:
5% 9/1/40	1,400,000	1,671,362
5% 9/1/45	1,800,000	2,140,866

TOTAL KANSAS		9,107,068

Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,000,000	1,130,240
Series 2010 A, 6% 6/1/30	315,000	361,951
Series 2015 A:
4.5% 6/1/46	520,000	541,315
5.25% 6/1/50	3,165,000	3,584,932
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,062,470
Kentucky State Property & Buildings Commission Rev. (Proj. No. 112) Series 2016 B, 5% 11/1/27	1,850,000	2,297,793
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	615,455
5.75% 10/1/38	1,355,000	1,669,021

TOTAL KENTUCKY		11,263,177

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,432,225
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	3,585,000	4,503,154
5% 8/1/28	1,190,000	1,488,690
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	468,724
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/30 (b)	1,000,000	1,187,730
5% 1/1/40 (b)	1,400,000	1,631,644
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (b)	1,570,000	1,650,981
New Orleans Gen. Oblig. Series 2012, 5% 12/1/23	2,250,000	2,724,458
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,425,588

TOTAL LOUISIANA		16,513,194

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D:
5.75% 7/1/38	770,000	839,054
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	361,977
Series 2016 A, 5% 7/1/46	1,000,000	1,161,040
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	819,222

TOTAL MAINE		3,181,293

Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	354,731
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	209,764
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/41 (b)	1,815,000	2,190,814
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,126,766
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,085,020
Series 2010, 5.125% 7/1/39	900,000	984,753
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	255,000	264,932
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	500,000	591,645
Series 2015, 5% 7/1/40	1,000,000	1,170,690
Series 2016 A, 4% 7/1/42	275,000	297,685

TOTAL MARYLAND		8,276,800

Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	310,000	381,858
5% 7/1/45	305,000	374,311
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,606,584
Series 2011 I, 6.75% 1/1/36	1,000,000	1,207,090
Series 2015 D, 5% 7/1/44	890,000	1,040,392
Massachusetts Gen. Oblig. Series 2016 A, 5% 3/1/46	445,000	534,966
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,086,050
Massachusetts Port Auth. Rev.:
Series 2016 A, 5% 7/1/34	2,260,000	2,832,142
Series 2016 B:
4% 7/1/46 (b)	5,200,000	5,624,320
5% 7/1/43 (b)	3,185,000	3,830,504

TOTAL MASSACHUSETTS		18,518,217

Michigan - 2.4%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	543,050
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,162,300
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,893,991
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	589,670
Lapeer Cmnty. Schools 5.25% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100,000	1,189,221
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I, 5% 4/15/30	5,000,000	6,183,600
5% 4/15/33	2,500,000	3,056,750
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,344,419
5% 6/1/21 (Escrowed to Maturity)	350,000	416,546
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	609,145
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,340,119
Series 2012, 5% 11/15/42	2,175,000	2,508,406
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,089,890
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,249,839
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	493,038
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	90,335
Portage Pub. Schools Series 2016, 5% 11/1/33	1,130,000	1,381,685
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	694,632

TOTAL MICHIGAN		28,836,636

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,691,005
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	944,127
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	175,668
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	26,099
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,833,920

TOTAL MINNESOTA		4,670,819

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	208,372
3.25% 2/1/28	200,000	208,732
4% 2/1/40	100,000	106,290
5% 2/1/29	1,240,000	1,491,646
5% 2/1/36	400,000	467,120
5% 2/1/45	600,000	694,494

TOTAL MISSOURI		3,176,654

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.951% 12/1/17 (c)	1,100,000	1,094,511
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	783,090
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	1,225,000	1,301,514
Series 2016 A, 5% 1/1/41	2,000,000	2,411,360
Series 2016 B, 5% 1/1/40	1,130,000	1,363,469

TOTAL NEBRASKA		6,953,944

Nevada - 0.6%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,133,990
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,573,350

TOTAL NEVADA		6,707,340

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,054,669
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,148,301
Series 2012:
4% 7/1/32	400,000	419,520
5% 7/1/27	500,000	570,345

TOTAL NEW HAMPSHIRE		4,192,835

New Jersey - 2.6%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,071,290
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,091,750
Series 2013 NN, 5% 3/1/27	11,810,000	13,202,753
Series 2013:
5% 3/1/23	2,200,000	2,505,888
5% 3/1/24	3,000,000	3,393,930
5% 3/1/25	300,000	339,585
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	27,742
New Jersey Edl. Facility Series 2016 A, 5% 7/1/31	1,000,000	1,195,930
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38	1,700,000	1,858,100
Series 2016 A, 5% 7/1/28	365,000	460,079
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	464,872
Series 2014 AA, 5% 6/15/23	5,250,000	6,023,325

TOTAL NEW JERSEY		31,635,244

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,269,620
New York - 6.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,208,896
New York City Gen. Oblig.:
Series 2007 D1:
5.125% 12/1/22	785,000	832,006
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	205,000	217,388
Series 2008:
5.25% 8/15/27	1,445,000	1,579,053
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	55,000	60,149
Series 2009:
5.625% 4/1/29	280,000	316,610
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	320,000	361,840
Series 2012 A1, 5% 8/1/24	1,300,000	1,547,819
Series 2012 E, 5% 8/1/24	5,000,000	6,007,350
Series 2012 G1, 5% 4/1/25	2,500,000	3,009,300
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	634,068
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	530,000	581,108
Series 2009 CC, 5% 6/15/34	2,100,000	2,264,304
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,397,860
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,732,680
Series 2013 CC, 5% 6/15/47	4,000,000	4,777,600
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,764,850
5.25% 1/15/39	1,000,000	1,102,090
Series 2009 S4:
5.5% 1/15/39	850,000	944,529
5.75% 1/15/39	1,600,000	1,790,928
Series 2015 S1, 5% 7/15/43	5,000,000	6,005,800
Series 2015 S2, 5% 7/15/35	1,770,000	2,165,790
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	510,000	618,768
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,837,750
5% 2/15/34	1,100,000	1,213,289
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90,000	93,856
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	1,200,000	1,355,892
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,174,759
Series 2008, 6.5% 11/15/28	255,000	288,130
Series 2010 D, 5.25% 11/15/40	1,400,000	1,629,642
Series 2012 D, 5% 11/15/25	4,600,000	5,620,510
Series 2014 B, 5% 11/15/44	1,500,000	1,785,885
Series 2015 A1, 5% 11/15/45	2,600,000	3,107,364
Series 2015 D1, 5% 11/15/29	5,000,000	6,245,750
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	745,000	843,973
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	1,600,000	1,830,448
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,286,876
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	15,000	15,021
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,246,880

TOTAL NEW YORK		81,496,811

North Carolina - 0.6%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	892,312
5% 11/1/30 (FSA Insured)	1,275,000	1,375,751
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,200,000	2,427,436
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,815,184
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	788,917
5% 1/1/30	285,000	310,302

TOTAL NORTH CAROLINA		7,609,902

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	837,180
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,531,104

TOTAL NORTH DAKOTA		3,368,284

Ohio - 1.5%
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,900,000	2,291,742
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,436,380
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	925,000	956,903
Columbus City School District 5% 12/1/29 (d)	300,000	378,768
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	815,015
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	472,604
5.75% 8/15/38	165,000	180,000
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	921,055
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,491,216
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,173,820
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	416,708
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	1,096,550
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,547,476
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34	445,000	535,914
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	1,995,000	2,410,918

TOTAL OHIO		18,125,069

Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	847,574
5% 10/1/39	150,000	176,366
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	2,006,886
Series 2012, 5% 2/15/21	400,000	467,640
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,553,314
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,526,715

TOTAL OKLAHOMA		6,578,495

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,135,370
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,238,600
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	651,900
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350,000	411,299
5% 6/1/22	500,000	598,220
5% 6/1/23	500,000	608,810
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	400,000	431,040
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	1,026,920
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	709,404
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,247,814
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	5,125,000	6,021,926
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,390,321
Series 2015, 5% 3/15/33	850,000	1,021,819
Series 2016:
5% 2/1/21	2,590,000	3,013,206
5% 2/1/22	2,720,000	3,217,134
5% 2/1/23	2,665,000	3,209,033
5% 2/1/24	3,000,000	3,674,940
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016, 5% 5/1/28 (d)	500,000	623,165
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,715,456
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Ninth Series, 5.25% 8/1/40	800,000	902,952
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,616,900

TOTAL PENNSYLVANIA		39,330,859

Rhode Island - 0.9%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	3,000,000	3,526,440
5% 6/15/22	5,000,000	6,004,100
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/34 (d)	1,000,000	1,175,510

TOTAL RHODE ISLAND		10,706,050

South Carolina - 2.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20 (d)	735,000	822,384
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,057,680
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,695,414
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,662,528
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	2,500,000	2,924,800
Series 2013 E, 5.5% 12/1/53	6,100,000	7,291,086
Series 2014 A:
5% 12/1/49	3,640,000	4,252,212
5.5% 12/1/54	2,500,000	3,010,400
Series 2014 C, 5% 12/1/46	700,000	826,196
Series 2015 A, 5% 12/1/50	7,245,000	8,552,070
Series 2015 E, 5.25% 12/1/55	1,100,000	1,334,949
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	995,000	1,080,013

TOTAL SOUTH CAROLINA		34,509,732

Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/16	1,500,000	1,523,340
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	290,280
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	789,882
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (b)	1,600,000	1,844,160
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	401,788

TOTAL TENNESSEE		4,849,450

Texas - 11.8%
Aledo Independent School District Series 2016, 5% 2/15/43	1,500,000	1,847,805
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (b)	500,000	597,525
5% 11/15/39 (b)	1,700,000	1,974,720
5% 11/15/44 (b)	4,690,000	5,425,392
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,096,160
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	1,400,000	1,747,270
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300,000	1,594,242
5% 1/1/31	475,000	574,389
5% 1/1/45	1,000,000	1,176,730
Series 2016, 5% 1/1/40	1,000,000	1,182,700
Comal Independent School District 5.25% 2/1/23	35,000	37,320
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,925,696
5.25% 7/15/18 (FSA Insured)	1,000,000	1,044,180
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,010,770
Series 2012 D, 5% 11/1/42 (b)	400,000	452,212
Series 2012 H, 5% 11/1/42 (b)	1,000,000	1,130,530
Series 2014 D, 5% 11/1/23 (b)	575,000	698,125
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	326,355
El Paso Gen. Oblig. Series 2016:
5% 8/15/26	4,500,000	5,830,785
5% 8/15/27	3,620,000	4,617,925
5% 8/15/28	7,210,000	9,129,951
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,327,656
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	255,693
5.25% 10/1/51	8,500,000	10,177,645
5.5% 4/1/53	1,000,000	1,178,320
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47 (Pre-Refunded to 8/15/18 @ 100)	8,000,000	8,752,400
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	878,430
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (b)	1,250,000	1,443,550
Series 2012 A, 5% 7/1/23 (b)	600,000	702,426
Lewisville Independent School District 0% 8/15/19	2,340,000	2,285,384
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/26 (b)	1,000,000	1,235,010
5% 11/1/28 (b)	3,325,000	4,034,721
Mansfield Independent School District 5.5% 2/15/17	25,000	25,097
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,478,224
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	1,465,000	1,660,182
Series 2009, 6.25% 1/1/39	335,000	375,167
Series 2011 A:
5.5% 9/1/41	2,300,000	2,765,635
6% 9/1/41	1,200,000	1,472,940
Series 2011 D, 5% 9/1/28	2,300,000	2,718,071
Series 2014 A, 5% 1/1/25	1,000,000	1,235,130
Series 2015 B, 5% 1/1/40	2,000,000	2,342,240
Series 2016 A, 5% 1/1/36	1,250,000	1,517,600
6% 1/1/24	230,000	247,188
Rockwall Independent School District Series 2016, 5% 2/15/46	2,700,000	3,266,541
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (b)	2,505,000	2,598,737
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24 (Pre-Refunded to 2/1/18 @ 100)	1,000,000	1,065,210
Series 2012, 5.25% 2/1/25	800,000	1,036,208
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 5% 10/1/24	7,400,000	9,362,850
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,386,473
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	542,380
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	534,691
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	690,643
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	4,065,000	4,914,300
Series 2016:
5% 4/1/40	1,200,000	1,479,216
5% 4/1/41	4,100,000	5,049,970
5% 4/1/46	2,600,000	3,189,784
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	80,420
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	725,000	778,019
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	1,465,000	1,464,385
0% 9/1/16 (Escrowed to Maturity)	535,000	534,786
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,430,952
Series 2013, 6.75% 6/30/43 (b)	2,400,000	3,001,272
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,600,000	1,671,312
Series 2015 A:
5% 10/15/40	1,600,000	1,966,752
5% 10/15/45	1,500,000	1,831,260
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D, 5% 8/15/21	935,000	1,120,167
Waller Independent School District 5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,795,784

TOTAL TEXAS		142,321,603

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	978,155
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,305,060

TOTAL UTAH		2,283,215

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	2,600,000	2,832,206
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,497,538
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	120,000	129,222
5% 6/15/30	400,000	493,248
5% 6/15/33	425,000	516,141
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,236,560
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	602,275
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,175,450

TOTAL VIRGINIA		5,650,434

Washington - 1.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	991,210
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (Pre-Refunded to 6/1/18 @ 100)	2,000,000	2,169,560
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,109,350
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/30 (b)(d)	1,000,000	1,233,650
Series 2016:
5% 2/1/25 (d)	500,000	630,895
5% 2/1/30 (d)	1,000,000	1,246,500
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (b)	560,000	662,390
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,797,465
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,171,752
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,209,975
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,326,070
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,157,810
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,637,377
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,613,276
Series 2015, 5% 1/1/27	700,000	863,541

TOTAL WASHINGTON		22,820,821

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,115,730
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,310,793

TOTAL WEST VIRGINIA		2,426,523

Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	521,577
Series 2016 A, 5% 11/15/39	3,410,000	4,188,878
Series 2016, 5% 2/15/29 (d)	435,000	529,091
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	570,165
5.75% 7/1/30	500,000	579,595
Series 2013 B, 5% 7/1/36	925,000	1,060,170
Series 2012:
5% 6/1/27	300,000	349,089
5% 6/1/39	490,000	554,048

TOTAL WISCONSIN		8,352,613

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,921,408
TOTAL MUNICIPAL BONDS
(Cost $1,093,649,832)		1,191,093,903

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,538,880)	1,500,000	1,553,985
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $1,095,188,712)		1,192,647,888
NET OTHER ASSETS (LIABILITIES) - 0.9%		11,333,548
NET ASSETS - 100%		$1,203,981,436

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,223
Total	$1,223

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,094,789,688. Net unrealized appreciation aggregated $97,858,200, of which $98,328,714 related to appreciated investment securities and $470,514 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016